SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, € in Millions										1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Nov. 20, 2025 USD ($) $ / shares shares	Nov. 18, 2025 USD ($) shares	Nov. 17, 2025	Nov. 04, 2025 USD ($)	Oct. 31, 2025 shares	Jul. 02, 2025 USD ($)	Jun. 12, 2025 USD ($) shares	May 22, 2025 USD ($)	May 20, 2025 USD ($)	May 31, 2025 USD ($)	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($)	Jun. 12, 2025 EUR (€)
Subsequent Event [Line Items]
Prepaid advance															$ 25,327
Outstanding principal balance															8,632,568
Stock issued during period, value											$ 17,600	$ 15,000	$ 18,250	$ 32,600
Yorkville Convertible Note [Member]
Subsequent Event [Line Items]
Maturity date								May 22, 2026
Convertible notes payable								$ 3,000,000							$ 1,000,000
Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of Class A Common Stock, shares | shares											14,350	750,000	25,910,000	764,350
Stock issued during period, value												$ 1	$ 26	$ 1
Participative Loan [Member]
Subsequent Event [Line Items]
Outstanding principal balance							$ 7,900,000									€ 6.8
Maturity date							Feb. 23, 2027
Fixed interest rate, percentage							3.00%									3.00%
Variable interest rate, percentage							1.50%									1.50%
Deferred payment							$ 826,446
Participative Loan [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of Class A Common Stock, shares | shares							750,000
Deferred payment							$ 1,000,000
Stock issued during period, value							7,884,589
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for services | shares					11,905
Subsequent Event [Member] | Yorkville Convertible Note [Member]
Subsequent Event [Line Items]
Convertible notes payable				$ 2,000,000
Commissions and fees				1,810,000
Converted note amount		$ 258,767
Subsequent Event [Member] | Yorkville Convertible Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Converted note shares | shares		32,345
Subsequent Event [Member] | Participative Loan [Member]
Subsequent Event [Line Items]
Outstanding principal balance							$ 8,500,000
Maturity date							Feb. 23, 2027
Fixed interest rate, percentage							3.00%									3.00%
Variable interest rate, percentage							1.50%									1.50%
Subsequent Event [Member] | Participative Loan [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of Class A Common Stock, shares | shares							750,000
Deferred payment							$ 1,000,000
Sportech [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Closing of funds									$ 2,000,000
Capital Contribution Agreement [Member] | Sportech [Member]
Subsequent Event [Line Items]
Purchase of company common stock										$ 30,000,000
Prepaid advance										3,000,000
Capital Contribution Agreement [Member] | Sportech [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of company common stock									30,000,000	30,000,000
Prepaid advance									3,000,000	$ 3,000,000
Equity Purchase Agreement [Member] | Sportech [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Closing of funds									500,000
Financing Agreement [Member] | Sportech [Member]
Subsequent Event [Line Items]
Closing of funds						$ 500,000		500,000
Financing Agreement [Member] | Sportech [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Closing of funds				2,000,000		$ 500,000		$ 500,000	$ 500,000
Standby Equity Purchase Agreement [Member] | Subsequent Event [Member] | Yorkville Convertible Note [Member]
Subsequent Event [Line Items]
Convertible notes payable				$ 2,000,000
Lease Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lease term			3 years
Lease option to extend			Lease Agreement, which may be extended for an additional two year period
Contribution Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares	$ 8.68
Contribution Agreement [Member] | Sportech [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of Class A Common Stock, shares | shares	260,433
Stock issued during period, value	$ 2,260,000